UNEARNED REVENUE	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
UNEARNED REVENUE

NOTE 13 — UNEARNED REVENUE

Unearned revenue by segment was as follows:

(In millions)

June 30,	2024	2023

Productivity and Business Processes	$43,599	$38,983
Intelligent Cloud	13,683	13,162
More Personal Computing	2,902	1,668

Total	$60,184	$53,813

We have recast certain prior period amounts to conform to the way we internally manage and monitor our business. Refer to Note 1 – Accounting Policies for further information.

Changes in unearned revenue were as follows:

(In millions)

Year Ended June 30, 2024

Balance, beginning of period	$53,813
Deferral of revenue	148,701
Recognition of unearned revenue	(142,330)

Balance, end of period	$60,184

Revenue allocated to remaining performance obligations, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods, was $275 billion as of June 30, 2024, of which $269 billion is related to the commercial portion of revenue. We expect to recognize approximately 45% of our total company remaining performance obligation revenue over the next 12 months and the remainder thereafter.